Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure of Property Plant and Equipment Estimated Useful Lives [Line Items]
Percentage of ownership interest in associate	10.00%
Description of significant payment terms in contracts with customers	The contracts do not include a significant financing component as the normal credit term is between 30 to 90 days.
Singapore Dollar to USD [member]
Disclosure of Property Plant and Equipment Estimated Useful Lives [Line Items]
Rate of exchange	1